Netting Arrangements for Certain Financial Instruments and Securities Financing Activities - Additional Information (Detail) $ in Billions	Dec. 31, 2016 USD ($)
Derivative [Line Items]
Notional amount of derivative	$ 282.3
Exchange Cleared [Member]
Derivative [Line Items]
Notional amount of derivative	130.3
Exchange Traded [Member]
Derivative [Line Items]
Notional amount of derivative	$ 7.4